CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 05, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt conversion, Principal							$ 1,000,000
Debt instrument amount		$ 2,900,000			$ 2,900,000		$ 2,900,000	$ 1,445,000
Closing market price per share							$ 2.50	$ 2.50
Debt conversion converted, shares issued							143,588
Interest expense and debt amortization		27,621		$ 27,621	54,938	$ 54,938
Interest payments					135,000	31,149
Convertible Notes Payable		2,900,000			2,900,000		$ 2,900,000	$ 1,445,000
Interest expense		67,500		$ 15,565	135,000	42,482
Interest Paid					454,975	311,151	$ 916,538	909,777
Debt maturity date							Jan. 15, 2022
Interest payable		1,556,546			1,556,546		$ 1,621,437	1,783,121
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount		$ 500,000			500,000
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt conversion, Principal					$ 2,900,000	$ 2,900,000	2,900,000	$ 1,445,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument amount							$ 5,950,000
Interest rate							10.00%	10.00%
Debt conversion accrued interest							$ 3,333
Debt conversion converted, shares issued							300,830
Interest expense and debt amortization			$ 193,153
Interest payments							$ 170,653
Convertible Notes Payable								$ 1,445,000
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion Price							$ 9.27
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion Price							$ 10.74
Seven Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt conversion, Principal							$ 3,050,000
Convertible Debt 2020 [Member]
Debt Instrument [Line Items]
Debt conversion, Principal							1,445,000
Debt conversion accrued interest							$ 8,611
Debt conversion converted, shares issued							381,601
Interest payments							$ 27,538	29,378
Interest expense							$ 15,565	41,350
Convertible Debt 2020 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion Price							$ 3.69
Convertible Debt 2020 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion Price							$ 3.96
Convertible Notes | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount	$ 1,100,000							1,000,000
Debt conversion converted, shares issued	416,880
Interest expense and debt amortization								741,009
Beneficial conversion feature								708,643
Interest Paid								41,794
Motion Pictures
Debt Instrument [Line Items]
Interest expense and debt amortization								70,686
Beneficial conversion feature								69,350
Interest Paid								$ 29,614
Motion Pictures | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount									$ 1,500,000
Debt instrument interest rate									8.00%
Debt maturity date								Jan. 05, 2020
Employee Benefit Plan | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount										$ 475,000
Debt conversion converted, shares issued								156,979
Interest expense and debt amortization								$ 574,917
Beneficial conversion feature							$ 550,000
Interest Paid							$ 29,154
Interest payable								$ 3,238